Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2024	Mar. 28, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated depreciation	$ 1,749		$ 28,752	$ 3,863
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000		200,000,000	200,000,000
Common stock, shares issued	29,135,451		21,419,500	13,365,000
Common stock, shares outstanding	29,135,451		21,419,500	13,365,000
PreferredStock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000		10,000,000	10,000,000
Series B Convertible Preferred Stock [Member]
PreferredStock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	6,000	6,000	6,000
Preferred stock, shares issued	2,145		0
Preferred stock, shares outstanding	2,145		0
Series C Convertible Preferred Stock [Member]
PreferredStock, par value	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	6,250,000		6,250,000
Preferred stock, shares issued	980,000		0
Preferred stock, shares outstanding	980,000		0